Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Total cash	₩ 19,623	₩ 871
Demand Deposit Accounts	1,825,751	1,291,058
Short-term deposits, classified as cash equivalents	407,921	432,263
Short-term investments, classified as cash equivalents	381,943	305,392
Total cash and cash equivalents	₩ 2,635,238	₩ 2,029,584	₩ 1,810,129	₩ 1,358,345